Share-based compensation - Number and weighted-average exercise prices of share options under share option programs (Details) $ / shares in Units, € in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 20, 2021 Options	Feb. 28, 2021 USD ($)	Jun. 30, 2021 $ / shares	Jun. 30, 2021 Options $ / shares	Jun. 30, 2021 $ / shares	Jun. 30, 2021 $ / shares	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 $ / shares	Jun. 30, 2019 EUR (€)	Jun. 30, 2019 $ / shares	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 $ / shares	Jun. 30, 2016 $ / shares
Wtd. Average Exercise Price
Incremental fair value of modification per Stock Option												$ 33
Consideration for cancelling options | $		$ 0
Compensation expense | €							€ 100
Average remaining contractual life			9 years 7 months 6 days
Time-vested Options
Options
Options outstanding at beginning of year						2,005	2,005		2,205
Cancelled						(2,005)
Forfeited									(200)
Options outstanding at end of year							2,005		2,005		2,205
Wtd. Average Exercise Price
Weighted average exercise price of share options outstanding at beginning of year					$ 500			$ 500		$ 500
Cancelled (in dollars per share)					500
Forfeited (in dollars per share)										500
Weighted average exercise price of share options outstanding at end of year								500		500		500
Exercise price for outstanding stock options								500		500		500
Performance-based Options
Options
Options outstanding at beginning of year						1,620	1,620		1,820
Cancelled						(1,620)
Forfeited									(200)
Options outstanding at end of year							1,620		1,620		1,820
Wtd. Average Exercise Price
Weighted average exercise price of share options outstanding at beginning of year					1,000			1,000		1,000
Cancelled (in dollars per share)					1,000
Forfeited (in dollars per share)										1,000
Weighted average exercise price of share options outstanding at end of year								1,000		1,000		1,000
Exercise price for outstanding stock options								$ 1,000		$ 1,000		1,000
Compensation expense | €							€ 0		€ 0		€ 0
Share Options (Alignment Grant)
Options
Granted	6,478,761			6,478,761		6,478,761
Options outstanding at end of year						6,478,761
Wtd. Average Exercise Price
Granted (in dollars per share)					830
Weighted average exercise price of share options outstanding at end of year					830
Exercise price for outstanding stock options			$ 830	$ 830	830	$ 830
Managers
Wtd. Average Exercise Price
Exercise prices for the share options outstanding												500	$ 1,000
Minimum
Wtd. Average Exercise Price
Exercise prices for the share options outstanding			5.79	5.79	5.79	5.79
Minimum | Time-vested Options
Wtd. Average Exercise Price
Exercise prices for the share options outstanding												500
Minimum | Performance-based Options
Wtd. Average Exercise Price
Exercise prices for the share options outstanding												1,000
Maximum
Wtd. Average Exercise Price
Exercise prices for the share options outstanding			$ 11.58	$ 11.58	$ 11.58	$ 11.58
Maximum | Time-vested Options
Wtd. Average Exercise Price
Exercise prices for the share options outstanding												1,074
Maximum | Performance-based Options
Wtd. Average Exercise Price
Exercise prices for the share options outstanding												$ 1,074